Note 5 - Loans and Leases - Loans Individually Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allowance for loan and lease losses allocated	$ 128
Recorded investment	1,331
Commercial Portfolio Segment [Member]
Recorded investment, with no related allowance recorded	24
Recorded investments, with an allowance recorded	121
Allowance for loan and lease losses allocated	63
Commercial and Multi-Family Real Estate [Member]
Recorded investment, with no related allowance recorded	719
Recorded investments, with an allowance recorded	251
Allowance for loan and lease losses allocated	65
Agriculture [Member]
Recorded investment, with no related allowance recorded	216
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated
Agricultural Real Estate [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated
Residential 1 - 4 Family Real Estate [Member]
Recorded investment, with no related allowance recorded
Recorded investments, with an allowance recorded
Allowance for loan and lease losses allocated